Income (Loss) Per Share Attributable to Equity Holders of the Company (Details)	Sep. 30, 2024 USD ($) shares
Income (Loss) Per Share Attributable to Equity Holders of the Company [Line Items]
Share purchase warrant | $
Warrants [member]
Income (Loss) Per Share Attributable to Equity Holders of the Company [Line Items]
Purchase of warrants outstanding | shares	25,100,000